Expense Example - Delaware Tax-Free Arizona Fund	Class A Expense Example, with Redemption, 1 Year	Class A Expense Example, with Redemption, 3 Years	Class A Expense Example, with Redemption, 5 Years	Class A Expense Example, with Redemption, 10 Years	Class C Expense Example, with Redemption, 1 Year	Class C Expense Example, with Redemption, 3 Years	Class C Expense Example, with Redemption, 5 Years	Class C Expense Example, with Redemption, 10 Years	Institutional Class Expense Example, with Redemption, 1 Year	Institutional Class Expense Example, with Redemption, 3 Years	Institutional Class Expense Example, with Redemption, 5 Years	Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	532	759	1,005	1,708	262	556	977	2,148	60	245	446	1,025